World Omni Auto Receivables Trust 2012-B Monthly Servicer Certificate January 31, 2013	Exhibit 99.1

Dates Covered
Collections Period	01/01/13 - 01/31/13
Interest Accrual Period	01/15/13 -02/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	02/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/12	643,741,136.57	36,694
Yield Supplement Overcollateralization Amount at 12/31/12	13,232,310.79	0

Receivables Balance at 12/31/12	656,973,447.36	36,694
Principal Payments	19,417,059.34	1,047
Defaulted Receivables	957,602.40	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/13	12,661,756.22	0

Pool Balance at 01/31/13	623,937,029.40	35,600

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507
Delinquent Receivables:
Past Due 31-60 days	6,778,951.68	599
Past Due 61-90 days	1,638,559.15	107
Past Due 91 + days	377,753.56	25

Total	8,795,264.39	731

Total 31+ Delinquent as % Ending Pool Balance	1.41%

Recoveries	552,267.18

Aggregate Net Losses/(Gains) - January 2013	405,335.22

Overcollateralization Target Amount	28,077,166.32
Actual Overcollateralization	22,688,811.46

Weighted Average APR	4.09%
Weighted Average APR, Yield Adjusted	5.05%
Weighted Average Remaining Term	56.56

Flow of Funds	$ Amount
Collections	22,198,004.05
Advances	3,771.81
Investment Earnings on Cash Accounts	1,700.13
Servicing Fee	(547,477.87)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	21,655,998.12

Distributions of Available Funds
(1) Class A Interest	262,222.25
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	21,381,107.10
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	21,655,998.12

Servicing Fee	547,477.87
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 01/15/13	622,629,325.04
Principal Paid	21,381,107.10
Note Balance @ 02/15/13	601,248,217.94

Class A-1
Note Balance @ 01/15/13	106,772,325.04
Principal Paid	21,381,107.10
Note Balance @ 02/15/13	85,391,217.94
Note Factor @ 02/15/13	50.8281059%

Class A-2
Note Balance @ 01/15/13	218,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/13	218,000,000.00
Note Factor @ 02/15/13	100.0000000%

Class A-3
Note Balance @ 01/15/13	176,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/13	176,000,000.00
Note Factor @ 02/15/13	100.0000000%

Class A-4
Note Balance @ 01/15/13	107,515,000.00
Principal Paid	0.00
Note Balance @ 02/15/13	107,515,000.00
Note Factor @ 02/15/13	100.0000000%

Class B
Note Balance @ 01/15/13	14,342,000.00
Principal Paid	0.00
Note Balance @ 02/15/13	14,342,000.00
Note Factor @ 02/15/13	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	274,891.02
Total Principal Paid	21,381,107.10

Total Paid	21,655,998.12

Class A-1
Coupon	0.24000%
Interest Paid	22,066.28
Principal Paid	21,381,107.10

Total Paid to A-1 Holders	21,403,173.38

Class A-2
Coupon	0.43000%
Interest Paid	78,116.67
Principal Paid	0.00

Total Paid to A-2 Holders	78,116.67

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00

Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00

Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00

Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4019715
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.2654650

Total Distribution Amount	31.6674365

A-1 Interest Distribution Amount	0.1313469
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	127.2684946

Total A-1 Distribution Amount	127.3998415

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 12/31/12	87,638.90
Balance as of 01/31/13	91,410.71
Change	3,771.81

Reserve Account
Balance as of 01/15/13	1,748,995.36
Investment Earnings	138.89
Investment Earnings Paid	(138.89)
Deposit/(Withdrawal)	—
Balance as of 02/15/13	1,748,995.36
Change	—

Required Reserve Amount	1,748,995.36